Document and Entity Information	Sep. 29, 2026
Cover [Abstract]
Entity Registrant Name	BC Partners Lending Corp
Amendment Flag	false
Entity Central Index Key	0001726548
Document Type	8-K
Document Period End Date	Sep. 29, 2026
Entity Incorporation State Country Code	MD
Entity File Number	814-01269
Entity Tax Identification Number	82-4654271
Entity Address, Address Line One	650 Madison Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	891-2880
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false